S000031373 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	183 Months Ended	272 Months Ended	289 Months Ended	319 Months Ended	344 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.53%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
C000097579 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.93%		13.90%	12.70%
Performance Inception Date						Sep. 27, 2010
C000149223 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.07%		14.04%	12.83%
Performance Inception Date					Oct. 01, 2014
C000255610 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.96%		13.70%	12.46%
Performance Inception Date		Oct. 02, 2024
C000097571 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.28%		12.30%	11.76%
Performance Inception Date										Apr. 25, 1997
C000097571 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.94%		11.11%	10.36%
Performance Inception Date										Apr. 25, 1997
C000097571 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.55%		9.63%	9.33%
Performance Inception Date										Apr. 25, 1997
C000097573 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.65%		12.77%	11.58%
Performance Inception Date									May 27, 1999
C000097575 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.32%		13.35%	12.15%
Performance Inception Date							Apr. 30, 2003
C000097577 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.02%		13.99%	12.78%
Performance Inception Date								Nov. 30, 2001